INVENTORIES (Schedule of inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 43,867	$ 43,965
Service inventory	38,700	36,232
Work in process	44,012	37,036
Finished goods	55,441	39,366
Inventories	$ 182,020	$ 156,599